                           BNY Hamilton Funds, Inc.

                        Supplement dated April 17, 2008
 To BNY Hamilton Fixed Income Funds Prospectus -- Class A and Investor Shares
                                      and
           To BNY Hamilton Funds Prospectus -- Institutional Shares
                           each dated April 30, 2007

   The following actions have taken place with respect to the following BNY Hamilton Funds:

1. BNY Hamilton Core Bond Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Core Bond Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon Bond Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon Bond Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, BNY Mellon Bond Fund, a fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon Bond Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon Bond Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

2. BNY Hamilton Enhanced Income Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Enhanced Income Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Enhanced Income Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Enhanced Income Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Enhanced Income Fund, a newly organized fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Enhanced Income Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the Dreyfus Enhanced Income Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Enhanced Income Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

3. BNY Hamilton High Yield Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton High Yield Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Premier Limited Term High Yield Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Premier Limited Term High Yield Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Premier Limited Term High Yield Fund, a fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Premier Limited Term High Yield Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Premier Limited Term High Yield Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

4. BNY Hamilton Intermediate Government Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Intermediate Government Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon Intermediate U.S. Government Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon Intermediate U.S. Government Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The BNY Mellon Intermediate U.S. Government Fund, a newly organized fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon Intermediate U.S. Government Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the BNY Mellon Intermediate U.S. Government Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon Intermediate U.S. Government Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

5. BNY Hamilton Intermediate New York Tax-Exempt Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Intermediate New York Tax-Exempt Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon New York Intermediate Tax-Exempt Bond Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon New York Intermediate Tax-Exempt Bond Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The BNY Mellon New York Intermediate Tax-Exempt Bond Fund, a newly organized fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon New York Intermediate Tax-Exempt Bond Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008, following the creation and registration of the BNY Mellon New York Intermediate Tax-Exempt Bond Fund. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon New York Intermediate Tax-Exempt Bond Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

6. BNY Hamilton Intermediate Tax-Exempt Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton Intermediate Tax-Exempt Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the BNY Mellon National Intermediate Municipal Bond Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The BNY Mellon National Intermediate Municipal Bond Fund will be managed by the same investment personnel using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The BNY Mellon National Intermediate Municipal Bond Fund, a fund advised by BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the BNY Mellon National Intermediate Municipal Bond Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BNY Mellon National Intermediate Municipal Bond Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.

                  ******************************************

7. BNY Hamilton U.S. Bond Market Index Fund

   On June 2, 2007, The Bank of New York Company, Inc., which is the parent company of The Bank of New York (the "Advisor"), the investment adviser to BNY Hamilton Funds, Inc. and each series thereof (the "BNY Hamilton Funds"), completed a merger with Mellon Financial Corporation to form The Bank of New York Mellon Corporation ("BNY Mellon"). As of the same date the Advisor became a wholly-owned subsidiary of BNY Mellon. Subsequently, the Advisor informed the Board of Directors of the BNY Hamilton Funds (the "Board") that it intended to formulate and present to the Board a plan that might recommend eliminating the BNY Hamilton Funds brand name and merging most of the existing BNY Hamilton Funds into funds in the Dreyfus or Mellon Private Wealth fund families. Both of these fund families are also part of the BNY Mellon asset management business.

   In connection with this initiative, on April 16, 2008 the Advisor recommended and the Board of Directors of the BNY Hamilton U.S. Bond Market Index Fund (the "Fund") unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which your shares of the Fund will be exchanged for shares of total equal value in the Dreyfus Bond Market Index Fund. The transaction is expected to be tax-free to you. The Fund's expense ratio will not increase at this time because the Advisor has undertaken as necessary to waive its fees and/or reimburse expenses from the date of this supplement until two years following completion of the proposed transaction. The Dreyfus Bond Market Index Fund will be managed using substantially the same investment program as the current Fund.

   To effect the proposed transaction, The Dreyfus Bond Market Index Fund, a fund advised by The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon, will acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of the Dreyfus Bond Market Index Fund, which will be immediately distributed to Fund shareholders in complete liquidation of the Fund.

   The transaction is subject to the approval of the shareholders of the Fund and to the satisfaction of certain other conditions. Proxy materials relating to a special meeting of Fund shareholders are expected to be mailed to shareholders in late April, 2008. If the Agreement is approved by Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur late in September 2008.

   In the meantime, there are no changes to the procedures for purchasing or redeeming Fund shares.

   The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dreyfus Bond Market Index Fund, nor is it a solicitation of any proxy. Shareholders of record on the record date set by the Board of Directors will receive the combined prospectus and proxy statement relating to the Agreement (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective.

   The Prospectus of the Fund will be further supplemented or revised as material developments occur associated with the events contemplated above.